UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 8-K

CURRENT REPORT
Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934
Date of Report (Date of earliest event reported): March 26, 2013
Motricity, Inc.
(Exact name of registrant as specified in its charter)

Delaware	001-34781	20-1059798
(State or Other Jurisdiction of Incorporation or Organization)	(Commission File Number)	(IRS Employer Identification No.)
601 West 26th Street
Suite 415
New York, NY 10001
(Address of Principal Executive Offices, including Zip Code)
(212) 792-9671
(Registrant’s Telephone Number, including Area Code)
Not Applicable
(Former Name or Former Address, if Changed Since Last Report.)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Item 5.02	Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers.
On March 26, 2013, Mr. Nathan Fong notified Motricity, Inc. (the “Company”) that he would resign from his positions as Chief Financial Officer, Chief Operating Officer and Treasurer, effective April 12, 2013. The Company has initiated a search for candidates for the positions of Chief Financial Officer and Chief Operating Officer, but there can be no assurances that efforts to identify and recruit a replacement will be completed by such date.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MOTRICITY, INC. (Registrant)

March 26, 2013	By:	/s/ Richard Sadowsky
(Date)		Richard Sadowsky Chief Administrative Officer